Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule of accrued expenses and other current liabilities [Abstract]
Accrued payroll and employee benefits		¥ 2,089,072	$ 299,956	¥ 3,385,258
Payable to third parties	[1]	1,209,742	173,699	2,084,745
Deposit payable		619,786	88,991	1,118,416
Others		299,132	42,950	650,634
Total		¥ 4,217,732	$ 605,596	¥ 7,239,053

[1]	The balance mainly represents the payables for acquiring services for daily operations such as property fees, rent and utility bills as well as professional and consulting services as of December 31, 2021 and 2022.